Consolidated income statements - CAD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Profit or loss [abstract]
Operating revenues	$ 5,786	$ 5,688	$ 11,376	$ 11,024
Operating costs	(3,356)	(3,306)	(6,692)	(6,476)
Severance, acquisition and other costs	(24)	(36)	(24)	(120)
Depreciation	(787)	(767)	(1,567)	(1,491)
Amortization	(221)	(210)	(433)	(395)
Finance costs
Interest expense	(246)	(238)	(486)	(472)
Interest on post-employment benefit obligations	(17)	(18)	(34)	(36)
Other (expense) income	(88)	(1)	(149)	16
Income taxes	(292)	(298)	(527)	(548)
Net earnings	755	814	1,464	1,502
Net earnings attributable to:
Common shareholders	704	765	1,365	1,407
Preferred shareholders	35	32	71	63
Non-controlling interest	$ 16	$ 17	$ 28	$ 32
Earnings per share [abstract]
Net earnings per common share - basic and diluted (in cad per share)	$ 0.79	$ 0.85	$ 1.52	$ 1.58
Average number of common shares outstanding - basic (millions) (in shares)	898.0	900.1	899.1	888.0